Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

December 31, 2024	Carrying amount	Fair value	Level 1	Level 2
Long-term investments carried at fair value	$2,058	$2,058	$2,058	$—
Other receivables	688	578	—	578
Derivative instruments:
Interest rate swaps designated as a hedge	108,296	108,296	—	108,296
Commodity contracts for regulatory operations	170	170	—	170
Total derivative instruments	108,466	108,466	—	108,466
Total financial assets	$111,212	$111,102	$2,058	$109,044
Long-term debt	$6,207,040	$6,135,519	$1,922,563	$4,212,956
Convertible debentures	250	249	249	—
Derivative instruments:
Interest rate swaps designated as hedges	19,089	19,089	—	19,089
Commodity contracts for regulated operations	334	334	—	334
Total derivative instruments	19,423	19,423	—	19,423
Total financial liabilities	$6,226,713	$6,155,191	$1,922,812	$4,232,379
23.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2023	Carrying amount	Fair value	Level 1	Level 2
Long-term investments carried at fair value	$1,054,665	$1,054,665	$1,054,665	$—
Other receivables	726	611	—	611
Derivative instruments:
Interest rate swaps designated as a hedge	72,936	72,936	—	72,936
Interest rate cap not designated as a hedge	1,854	1,854	—	1,854
Total derivative instruments	74,790	74,790	—	74,790
Total financial assets	$1,130,181	$1,130,066	$1,054,665	$75,401
Long-term debt	$7,500,155	$6,452,209	$1,824,103	$4,628,106
Convertible debentures	230	276	276	—
Derivative instruments:
Cross-currency swap designated as a cash flow hedge	5,547	5,547	—	5,547
Interest rate swaps designated as a hedge	11,790	11,790	—	11,790
Commodity contracts for regulated operations	2,564	2,564	—	2,564
Currency forward contract designated as net investment hedge	6,779	6,779	—	6,779
Total derivative instruments	26,680	26,680	—	26,680
Total financial liabilities	$7,527,065	$6,479,165	$1,824,379	$4,654,786

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure

Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350,000	July 2029	$350,000 subordinated unsecured notes
Cross-currency interest rate swap	C$	400,000	January 2032	C$400,000 subordinated unsecured notes
Forward-starting interest rate swap		$750,000	April 2032	$750,000 subordinated unsecured notes

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge held by continuing and discontinued operations:

	2024	2023
Effective portion of cash flow hedge	$79,381	$57,351
Amortization of cash flow hedge	(2,516)	(6,173)
Amounts reclassified from AOCI	(24,614)	8,309
OCI attributable to shareholders of AQN	$52,251	$59,487

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2024	2023
Amortization of cash flow hedge	$2,516	$6,173
Unrealized loss on commodity contracts	(1,687)	(1,609)
Gain on derivative financial instruments	$829	$4,564

Schedule of Outstanding Obligations
The roll forwards of the Company's outstanding obligations confirmed as valid under its supplier finance programs for the years ended December 31, 2024 and 2023, are as follows:

	2024	2023
Confirmed obligations outstanding at the beginning of the year	$62,173	$16,785
Invoices confirmed during the year	18,373	90,780
Confirmed invoices paid during the year	—	(45,392)
Confirmed obligations outstanding at the end of the year	$80,546	$62,173